Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Summary of convertible notes
The following table presents the Related Party and Third Party Convertible Notes, respectively, as of September 30, 2023:

	Related Party	Third Party
Face value of the convertible notes	$6,633,538	$3,346,206
Debt discount, net	(666,402)	(430,808)

Carrying value of the convertible notes	5,967,136	2,915,398
Accrued interest	497,961	191,418

Total convertible notes and accrued interest	$6,465,097	$3,106,816

The following table presents the Related Party and Third Party Convertible Notes, respectively, as of December 31, 2022:

	Related Party	Third Party
Face value of the convertible notes	$4,100,538	$1,861,206
Debt discount, net	(828,089)	(419,601)

Carrying value of the convertible notes	3,272,449	1,441,605
Accrued interest	152,578	48,702

Total convertible notes and accrued interest	$3,425,027	$1,490,307

The following table presents the Related Party and Third Party Convertible Notes, respectively, as of December 31, 2022:

	Related Party	Third Party
Face value of the convertible notes	$4,100,538	$1,861,206
Debt discount, net	(828,089)	(419,601)

Carrying value of the convertible notes	3,272,449	1,441,605
Accrued interest	152,578	48,702

Total convertible notes and accrued interest	$3,425,027	$1,490,307

Loan Agreement With CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Summary of convertible notes
scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.
The following table presents the CP BF convertible notes as of September
30
,
2023
:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(44,045)

Carrying value of the CB BF convertible notes	1,777,300
Accrued interest	808,797

Total CB BF convertible notes and accrued interest	$2,586,097

The following table presents the CP BF convertible notes as of December 31, 2022:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(63,715)

Carrying value of the CB BF convertible notes	1,757,630
Accrued interest	518,904

Total CB BF convertible notes and accrued interest	$2,276,534

The following table presents the CP BF convertible notes as of December 31, 2022:

Face value of the CB BF convertible notes	$1,821,345
Debt discount, net	(63,715)

Carrying value of the CB BF convertible notes	1,757,630
Accrued interest	518,904

Total CB BF convertible notes and accrued interest	$2,276,534

The following table presents the CP BF convertible notes as of December 31, 2021:

Face value of the CB BF convertible notes	$1,500,000
Debt discount, net	(62,529)

Carrying value of the CB BF convertible notes	1,437,471
Accrued interest	217,124

Total CB BF convertible notes and accrued interest	$1,654,595

Summary of term notes
The following table presents the CP BF term note as of September 30, 2023:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(133,517)

Carrying value of the CB BF term note	6,366,483
Accrued interest	664,301

Total CB BF term note and accrued interest	$7,030,784

The following table presents the CP BF term note as of December 31, 2022:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(192,911)

Carrying value of the CB BF term note	6,307,089
Accrued interest	186,962

Total CB BF term note and accrued interest	$6,494,051

The following table presents the CP BF term note as of December 31, 2022:

Face value of the CB BF term note	$6,500,000
Debt discount, net	(192,911)

Carrying value of the CB BF term note	6,307,089
Accrued interest	186,962

Total CB BF term note and accrued interest	$6,494,051

The following table presents the CP BF term note as of December 31, 2021:

Face value of the CB BF term note	$6,500,000
Debt discount, net	$(260,917)

Carrying value of the CB BF term note	$6,239,083
Accrued interest	$86,095

Total CB BF term note and accrued interest	$6,325,178